August 13, 1999

     Securities and Exchange Commission
     450 Fifth Street NW
     Washington DC 20549

     RE:  Rule 497(e) prospectus supplement filing for Fortis
     Series Fund, Inc.
     File No.: 811-4615 and 33-3920

     Enclosed for filing is a Rule 497(e) prospectus supplement for the above referenced investment company.
     The purpose of this supplement is to amend the portfolio management disclosure for the Fund's
     Diversified Income Series, High Yield Series and Asset
Allocation Series.

     Please contact me at 651-738-5602 if you have questions.

     Sincerely,

     /s/ Scott R. Plummer

     Scott R. Plummer
     Vice President and Associate General Counsel































     Fortis Series Fund, Inc.

     Diversified Income Series
     High Yield Series
     Asset Allocation Series

     Supplement to Fortis Series Fund Prospectus
     Dated May 1, 1999

     The following information supersedes any contrary information contained within the Fund's prospectus in
     the section entitled "Series Management":

     Kendall C. Peterson has replaced Ho Wang as a member of the Diversified
     Income Series', High Yield Series' and
     Asset Allocation Series' portfolio management teams.  From
July 1985 to July
     1999 Mr. Peterson was a fixed
     income portfolio manager for The Prudential Insurance
Company of America in
     Newark, New Jersey.  Mr. Peterson
     is located at One Chase Manhattan Plaza, New York, New York
10005.